Income Taxes (Schedule of Domestic and Foreign Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income before taxes on income	$ (6,124)	$ (8,307)	$ (33,379)	$ (36,061)	$ (19,030)
Income tax according to Israel statutory tax rules
Income before taxes on income			(27,916)	(32,688)	(18,858)
Income tax according to statutory tax rules outside of Israel
Income before taxes on income			$ (5,463)	$ (3,373)	$ (172)